FINANCIAL DEBT - Loans for purchase of equipment (Details) - By purchase of equipment - Cisco Systems $ in Millions	Dec. 31, 2018 USD ($)
Financial Debt.
Principal amount	$ 57.3
Annual rate of interest	4.81%
Minimum
Financial Debt.
Borrowing term	36 months
Maximum
Financial Debt.
Borrowing term	49 months